Notes Payable (Tables)	9 Months Ended
Sep. 30, 2017
Notes Payable Tables
Notes Payable

As of September 30, 2017, the carrying basis (excluding accrued interest) is comprised of:

As of September 30, 2017

Principal due at maturity, including 10% bonus	$4,609,509
Unamortized issue costs and discount	(4,239,632)
Carrying amount in the accompanying Balance Sheet	$369,877